RECONCILIATION OF STOCKHOLDERS’ EQUITY AND NET INCOME - BRGAAP vs IFRS	12 Months Ended
Dec. 31, 2022
Reconciliation Of Stockholders Equity And Net Income - Brgaap Vs Ifrs
RECONCILIATION OF STOCKHOLDERS’ EQUITY AND NET INCOME - BRGAAP vs IFRS

APPENDIX I – RECONCILIATION OF STOCKHOLDERS’ EQUITY AND NET INCOME - BRGAAP vs IFRS

The table below presents a conciliation of stockholders' equity and net income attributed to the parent between standards adopted in Brazil (BRGAAP) and IFRS, with the conceptual description of the main adjustments:

Thousand of Reais	Note	2022	2021	2020

Stockholders' equity attributed under to the Parent Brazilian GAAP		82,061,915	78,739,563	78,968,183
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	h	(54,801)	(103,386)	(882)
Reclassification of fair value through other comprehensive income	i	(33)	182,094	(522,107)
Impairment of financial assets measured at amortized cost	a	(816,600)	(1,468,494)	(635,194)
Remensurations, Debt instruments, due to reclassifications IFRS 9		-	-	907
Category transfers - IFRS 9	b	(219,671)	(141,260)	357,972
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	1,493,810	1,549,438	1,324,853
Reversal of goodwill amortization	d	27,136,573	26,709,187	27,527,699
Realization on purchase price adjustments	e	594,784	603,544	615,953
Option for Acquisition of Equity Instrument	f	(798,016)	(763,988)	(1,744,336)
Santander Serviços goodwill (Santusa)	g	(298,978)	(179,387)	(209,285)
Reversal of Provision PIS Law 9,718	j	980,212	-	-
Others		103,640	512,835	93,224
Stockholders' equity attributed to the parent under IFRS		110,182,834	105,640,146	105,776,987
Non-controlling interest under IFRS		497,342	334,349	312,885
Stockholders' equity (including non-controlling interest) under IFRS		110,680,176	105,974,495	106,089,872

Thousand of Reais	Note	2022	2021	2020

Net income attributed to the Parent under Brazilian GAAP		12,570,191	14,987,716	13,469,380
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	h	(9,826)	(83,995)	(27,428)
Reclassification of fair value through other comprehensive income	i	(177,887)	45,826	68,960
Impairment of financial assets measured at amortized cost	a	805,578	(1,028,937)	(498,778)
Remensurations, Debt instruments, due to reclassifications IFRS 9		-	-	907
Category transfers - IFRS 9	b	14,722	126,520	(78,057)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	(90,260)	215,525	185,478
Reversal of goodwill amortization	d	96,162	29,658	145,903
Realization on purchase price adjustments	e	(8,760)	(17,758)	(5,348)
Option to Acquire Own Equity Instrument	f	184,810	1,180,949	318,929
Santander Serviços goodwill (Santusa)	g	-	29,898	29,898
Tax credit with realization over 10 years		-	-	(184,005)
Reversal of Provision PIS Law 9,718	j	980,212	-	-
Others		(77,849)	42,648	(7,311)
Net income attributed to the parent under IFRS		14,287,093	15,528,051	13,418,528
Non-controlling interest under IFRS		52,382	31,272	32,224
Net income (including non-controlling interest) under IFRS		14,339,475	15,559,323	13,450,752

a) Impairment on loans and receivables and financial assets measured at amortized cost:

Refers to the adjustment resulting from the estimated expected loss on the portfolio of assets subject to impairment, loan commitments to be released and financial guarantee contracts, determined based on the criteria described in the note on accounting practice and compliance with the provided for by IFRS 9 (in 2017, it refers to the adjustment resulting from the estimated loss incurred in accordance with IAS 39, then current regulations). Such criteria differ in certain aspects from those adopted under BRGAAP, which uses the regulatory limits defined by the Central Bank (Bacen), in addition to the difference in the scope of the basis for calculating these losses, which for IFRS purposes considers other assets in addition to those provided for by Bacen .

b) Categories of financial assets

As detailed in the accounting practices note, IFRS9 provides for the definition of the business models associated with each portfolio, as well as the performance of the SPPI test - if the returns of that asset are exclusively principal and interest, for classification in the categories of financial assets. BRGAAP provides for certain differences in the categorization of these financial assets, as well as establishing as an indicator the Management's intention for classification to be made. The criteria for reclassification between categories are also different between the two accounting practices.

c) Deferral of financial fees, commissions and other costs under effective interest rate method:

Under IFRS, financial fees, commissions and other costs that are integral part of effective interest rate of financial instruments measured at amortized cost are recognized in the income statement over the term of the corresponding contracts. Under BRGAAP these fees and expenses are recognized directly as income when received or paid.

d) Reversal of goodwill amortization:

Under BRGAAP, goodwill is systematically amortized over a period of up to 10 years, subject to the impairment test at least once a year or in a shorter period, in the event of any additional evidence. Under IFRS, in accordance with IAS 38 “Intangible Assets”, goodwill is not amortized, but instead, is tested for impairment, at least annually, and whenever there is an indication that the goodwill may be impaired. The tax amortization of goodwill of Banco ABN Amro Real SA represents a difference between book and tax basis of a permanent nature and definitive as the possibility of future use of resources to settle a tax liability is considered remote by management, supported by the opinion of expert external advisors. The tax amortization of goodwill is permanent and definitive, and therefore does not apply to the recognition of a deferred tax liability in accordance with IAS 12, on temporary differences.

e) Realization on purchase price adjustments:

As part of the purchase price allocation in acquisitions of an entity, substantially, in the acquisition of Banco Real, following the requirements of IFRS 3, the Bank has recognized the assets and liabilities of the acquiree to fair value, including identifiable intangible assets with finite lives. Under BRGAAP, in a business combination, the assets and liabilities are kept at their book value. This purchase price adjustment relates substantially to the allocation related to the value of assets in the loan portfolio. The initial recognition of value of the loans at fair value, adjustment to the yield curve of the loan portfolio in comparison to its nominal value, which is recognized by its average realization period.

f) Option for Acquisition of Equity Instrument

Within the context of transaction, Banco Santander has granted to the members of Getnet S.A. and Banco Olé Consignado a put option over all shares of Getnet S.A. and Banco Olé Consignado held by them. The overall out in IAS 32, a financial liability was recognized for this commitment, with a specific charge in a heading in stockholders' equity in the amount of R$950 million and R$67 million, respectively. Subsequently, the options have been updated and their effect is recognized in income. On December 19, 2018, Banco Santander and the Minority shareholders of Getnet SA entered into an addendum to the Purchase and Sale Agreement for Shares and Other Covenants of Getnet SA, in which Banco Santander committed to acquire all the shares of the Minority Shareholders, corresponding to 11.5% of the share capital of Getnet SA, for the amount of R$1,431,000. The acquisition was approved by BACEN on February 18, 2019 and concluded on February 25, 2019, so that Banco Santander now holds 100% of the shares representing Getnet SA's share capital. On March 14, 2019, the shareholder minority stake in Banco Olé Bonsucesso Consignado SA formalized its interest in exercising the put option provided for in the Investment Agreement, entered into on July 30, 2014, to sell its 40% stake in Olé Consignado to Banco Santander (Brazil) SA On December 20, 2019, the parties entered into a binding agreement for the acquisition, by Banco Santander, of all the shares issued by Bosan Participações SA, for the total amount of R$1.6 billion, to be paid on the closing date of the Operation. On January 30, 2020, the name of Banco Olé from Banco Olé Bonsucesso Consignado SA was changed to Banco Olé Cosignado SA On January 31, 2020, the Bank and the shareholders of Bosan Participações SA concluded the final agreement and signed the purchase and sale of 100% of the shares issued by Bosan, through the transfer of Bosan's shares to the Bank and payment to sellers in the total amount of R$1,608,772,783.47. As a result, the Bank became, directly and indirectly, the holder of 100% of Banco Olé's shares.

g) Santander Serviços goodwill (Santusa)

According to the IFRS 3 "Business Combination", when the owner acquires more shares or other equity instruments of an entity already controlled, it shall consider such amount as an equity reduction. According to the BRGAAP this amount shall be registered in the asset as goodwill or discount on the acquisition f the investment, which is the difference between the acquision cost and the equity amount of the shares.

h) Reclassification of financial instruments at fair value through profit or loss

Under BRGAAP, all loans, financing and deposits are recorded at amortized cost. In IFRS, in accordance with IFRS 9 "Financial Instruments: Recognition and Measurement", financial assets may be measured at fair value and included in the category "Other financial assets at fair value through profit or loss", in order to eliminate or significantly reduce accounting mismatches ( accounting mismatch) of recognition or measurement derived from the measurement of assets or liabilities or from the recognition of gains or losses on these assets / liabilities on a number of bases, which are managed and their performances valued at fair value. Accordingly, the Bank classified loans, financing and deposits that meet these parameters as "fair value through profit or loss", as well as certain debt instruments classified as "available for sale" in BRGAAP. The Bank opted for this classification base in IFRS, since it eliminates an accounting mismatch in the recognition of revenues and expenses.

i) Reclassification of financial assets measured at fair value through other comprehensive income

According to the BRGAAP, the Bank registers some investments, for example, debt instruments initially measured at amortized cost and equity instruments at cost. At the time of this balance sheet, the management reviewed the managing strategy of its investments and according to Bacen Circular 3,068, the debt instruments were reclassified to "trading" measured at fair value with changes in the income statement. According to the IFRS, the Bank is classifying this investments as financial assets measured at fair value through other comprehensive income them at fair value with changes in "other comprehensive income", in line with IAS 9 "Financial Instruments ", which does not allow the reclassification of any financial instrument to fair value with changes in the income statement after the initial recognition.

j) Reversal of Provision PIS Law 9718

In December 2022, the adjustment refers to the reversal of the provision related to the PIS process (Law 9,718), described in explanatory note 22 c.1, This adjustment stems from Circular Letter No. 3,429/2010, which establishes different rules for BRGAAP purposes for the accounting record of tax obligations under legal discussion. The amount of the adjustment comprises R$160,806 of taxes and R$819,406 of interest and similar income, resulting in a net effect of R$980,212.